Summary of Significant Accounting Policies - Schedule of Adjustments to Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings	$ 175,185	$ 331,365	$ 271,369	$ 122,497	$ (155,106)	$ 177,090	$ 98,282	$ 72,764	$ 900,416	$ 193,030	$ 778,564
Changes in inventories									(132,639)	1,061,202	11,326
Changes in deferred income taxes									71,455	(246,836)	70,801
As Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings										496,084	815,790
Changes in inventories										593,830	(45,963)
Changes in deferred income taxes										(82,518)	90,864
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings	$ 22,162	$ 36,881	$ 13,033	$ 18,036	$ (139,818)	$ (90,646)	$ (61,062)	$ (11,528)	$ 90,112	(303,054)	(37,226)
Changes in inventories										467,372	57,289
Changes in deferred income taxes										$ (164,318)	$ (20,063)